Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Long Investments 541.9%
Common Stocks 517.7%
Aerospace & Defense 3.6%
Howmet Aerospace, Inc.(1),(2)	47,523	$794,585
Kratos Defense & Security Solutions, Inc.(1),(2)	126,177	2,432,692
TransDigm Group, Inc.(1),(2)	2,190	1,040,513
Virgin Galactic Holdings, Inc.(2)	62,599	1,203,779

		5,471,569

Air Freight & Logistics 4.6%
FedEx Corp.	1,352	340,055
Hub Group, Inc., Class A(1),(2)	40,512	2,033,500
United Parcel Service, Inc., Class B	1,015	169,130
XPO Logistics, Inc.(1),(2)	52,017	4,403,759

		6,946,444

Airlines 1.6%
American Airlines Group, Inc.(1),(2)	6,690	82,220
Southwest Airlines Co.	26,443	991,613
Spirit Airlines, Inc.(1),(2)	55,092	886,981
United Airlines Holdings, Inc.(1),(2)	15,176	527,518

		2,488,332

Auto Components 4.1%
Adient PLC(1),(2),(3)	36,721	636,375
Aptiv PLC(1),(2),(3)	10,396	953,105
BorgWarner, Inc.(1)	83,551	3,236,766
Magna International, Inc.(1),(3)	31,279	1,431,014

		6,257,260

Automobiles 3.6%
Fiat Chrysler Automobiles N.V.(1),(2),(3)	42,108	514,560
General Motors Co.(1)	102,945	3,046,142
Tesla, Inc.(1),(2)	3,814	1,636,244
Winnebago Industries, Inc.(1)	4,721	243,934

		5,440,880

Banks 2.1%
First Republic Bank(1)	15,878	1,731,655
JPMorgan Chase & Co.(1)	11,728	1,129,055
Wells Fargo & Co.(1)	12,650	297,401

		3,158,111

Beverages 7.1%
Coca-Cola European Partners PLC(1),(3)	37,202	1,443,810
Constellation Brands, Inc., Class A(1)	8,286	1,570,280
Keurig Dr Pepper, Inc.(1)	279,069	7,702,304

		10,716,394

Biotechnology 4.2%
ACADIA Pharmaceuticals, Inc.(2)	2,133	87,986
Acceleron Pharma, Inc.(1),(2)	7,666	862,655
Alder Biopharmaceuticals, Inc.	6,157	6,157
Alexion Pharmaceuticals, Inc.(1),(2)	1,595	182,516
Applied Genetic Technologies Corp.(2)	847	4,116
Argenx SE, ADR(1),(2),(3)	393	103,170
Arrowhead Pharmaceuticals, Inc.(2)	1,304	56,150
Ascendis Pharma A/S, ADR(1),(2),(3)	1,386	213,887
Aurinia Pharmaceuticals, Inc.(1),(2),(3)	6,894	101,549
Autolus Therapeutics PLC, ADR(1),(2),(3)	1,012	11,780
BELLUS Health, Inc.(2),(3)	22	50
Biohaven Pharmaceutical Holding Co., Ltd.(2),(3)	1,326	86,203
BioMarin Pharmaceutical, Inc.(1),(2)	615	46,789
BioNTech SE, ADR(1),(2),(3)	8,794	608,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Biotechnology
Bioxcel Therapeutics, Inc.(1),(2)	1,415	61,354
Clovis Oncology, Inc.(1),(2)	1,329	7,748
Deciphera Pharmaceuticals, Inc.(2)	1,617	82,952
Dynavax Technologies Corp.(2)	3,785	16,351
Eiger BioPharmaceuticals, Inc.(2)	13,284	108,132
Epizyme, Inc.(2)	2,107	25,136
Esperion Therapeutics, Inc.(2)	3,321	123,442
Exact Sciences Corp.(2)	849	86,556
Exelixis, Inc.(2)	5,136	125,575
Fate Therapeutics, Inc.(1),(2)	4,378	174,989
Fennec Pharmaceuticals, Inc.(2),(3)	515	3,121
FibroGen, Inc.(1),(2)	3,649	150,047
Galera Therapeutics, Inc.(2)	1,481	13,388
Global Blood Therapeutics, Inc.(1),(2)	1,632	89,988
Heron Therapeutics, Inc.(1),(2)	102	1,512
Immunomedics, Inc.(2)	1,531	130,181
Insmed, Inc.(1),(2)	6,786	218,102
Intercept Pharmaceuticals, Inc.(2)	263	10,904
Iovance Biotherapeutics, Inc.(1),(2)	10,004	329,332
KalVista Pharmaceuticals, Inc.(2)	408	5,137
Karyopharm Therapeutics, Inc.(2)	3,687	53,830
Legend Biotech Corp., ADR(1),(2),(3)	276	8,520
Merus N.V.(2),(3)	422	5,064
Mirati Therapeutics, Inc.(1),(2)	1,015	168,541
Molecular Templates, Inc.(1),(2)	3,904	42,632
Momenta Pharmaceuticals, Inc.(1),(2)	1,537	80,662
Natera, Inc.(1),(2)	270	19,505
Neurocrine Biosciences, Inc.(2)	150	14,424
Pandion Therapeutics, Inc.(2)	4,860	55,696
PMV Pharmaceuticals, Inc.(2)	1,691	60,030
Regeneron Pharmaceuticals, Inc.(1),(2)	1,015	568,177
Rigel Pharmaceuticals, Inc.(2)	10,137	24,329
Rocket Pharmaceuticals, Inc.(1),(2)	248	5,669
Sage Therapeutics, Inc.(2)	102	6,234
Sangamo Therapeutics, Inc.(1),(2)	387	3,657
Sarepta Therapeutics, Inc.(2)	278	39,040
Seattle Genetics, Inc.(1),(2)	681	133,265
Turning Point Therapeutics, Inc.(1),(2)	22	1,922
Twist Bioscience Corp.(1),(2)	7,798	592,414
uniQure N.V.(1),(2),(3)	92	3,388
United Therapeutics Corp.(1),(2)	2,336	235,936
Vertex Pharmaceuticals, Inc.(1),(2)	537	146,128
Zymeworks, Inc.(1),(2),(3)	445	20,728

		6,425,555

Building Products 3.9%
AZEK Co., Inc. (The)(1),(2)	35,213	1,225,764
Carrier Global Corp.(1)	69,979	2,137,159
Fortune Brands Home & Security, Inc.	12,809	1,108,235
Johnson Controls International PLC(1),(3)	11,837	483,541
Lennox International, Inc.	1,788	487,427
Masco Corp.	7,225	398,314
Trane Technologies PLC(1),(3)	237	28,736

		5,869,176

Capital Markets 4.8%
E*TRADE Financial Corp.(1)	97,457	4,877,723
Morgan Stanley	1,611	77,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Capital Markets
TD Ameritrade Holding Corp.(1)	59,960	2,347,434

		7,303,049

Chemicals 6.1%
Axalta Coating Systems Ltd.(2),(3)	4,272	94,710
Celanese Corp., Series A(1)	7,637	820,596
CF Industries Holdings, Inc.(1)	5,766	177,074
DuPont de Nemours, Inc.(1)	88,537	4,912,033
Linde PLC(1),(3)	2,737	651,762
PPG Industries, Inc.	8,454	1,032,064
RPM International, Inc.	5,429	449,738
Sherwin-Williams Co. (The)(1)	1,570	1,093,882

		9,231,859

Commercial Services & Supplies 1.9%
Clean Harbors, Inc.(1),(2)	8,421	471,829
Covanta Holding Corp.	22,081	171,128
Waste Management, Inc.(1)	20,286	2,295,766

		2,938,723

Communications Equipment 2.5%
Calix, Inc.(1),(2)	8,328	148,072
Ciena Corp.(1),(2)	11,615	461,000
CommScope Holding Co., Inc.(1),(2)	208,320	1,874,880
F5 Networks, Inc.(1),(2)	10,560	1,296,451
Nokia Oyj, ADR(2),(3)	17,219	67,326

		3,847,729

Construction & Engineering 1.5%
AECOM(2)	10,971	459,027
WillScot Mobile Mini Holdings Corp.(1),(2)	108,984	1,817,853

		2,276,880

Containers & Packaging 1.4%
Berry Global Group, Inc.(2)	21,042	1,016,750
WestRock Co.	33,788	1,173,795

		2,190,545

Distributors 0.0%
Pool Corp.(1)	118	39,476

Diversified Consumer Services 0.6%
Terminix Global Holdings, Inc.(2)	6,403	255,351
WW International, Inc.(2)	31,248	589,650

		845,001

Diversified Financial Services 8.0%
8i Enterprises Acquisition Corp.(2),(3)	32,535	292,815
Artius Acquisition, Inc.(2),(3)	15,973	165,959
Burgundy Technology Acquisition Corp.(2),(3)	2,908	28,964
Churchill Capital Corp. IV(2)	28,379	284,357
CM Life Sciences, Inc.(2)	912,605	9,554,974
dMY Technology Group, Inc., Class A(2)	13,569	173,140
Flying Eagle Acquisition Corp., Class A(2)	5,080	61,773
Foley Trasimene Acquisition Corp. II(2)	17,689	180,428
GS Acquisition Holdings Corp. II(2)	27,753	311,666
HPX Corp.(2),(3)	5,896	60,139
Oaktree Acquisition Corp. II(2),(3)	32,569	335,135
Peridot Acquisition Corp.(2),(3)	18,282	182,546
Social Capital Hedosophia Holdings Corp. III(2),(3)	13,244	182,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Starboard Value Acquisition Corp.(2)	14,940	150,894
Sustainable Opportunities Acquisition Corp.(2),(3)	8,093	89,428

		12,054,853

Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,240	35,353

Electric Utilities 24.8%
Alliant Energy Corp.(1)	125,060	6,459,349
Duke Energy Corp.(1)	28,747	2,545,834
Entergy Corp.(1)	23,674	2,332,599
Evergy, Inc.(1)	123,370	6,269,664
Eversource Energy(1)	25,358	2,118,661
NextEra Energy, Inc.(1)	28,872	8,013,712
Pinnacle West Capital Corp.(1)	28,747	2,143,089
PNM Resources, Inc.(1)	58,864	2,432,849
PPL Corp.	131,820	3,586,822
Xcel Energy, Inc.	25,350	1,749,404

		37,651,983

Electrical Equipment 8.1%
ABB Ltd., ADR(1),(3)	35,334	899,250
AMETEK, Inc.(1)	19,214	1,909,872
Eaton Corp. PLC(1),(3)	15,975	1,629,929
Generac Holdings, Inc.(1),(2)	2,214	428,719
Regal Beloit Corp.(1)	9,664	907,160
Rockwell Automation, Inc.	3,788	835,936
Vertiv Holdings Co.(1),(2)	326,157	5,649,039

		12,259,905

Electronic Equipment, Instruments & Components 11.5%
Amphenol Corp., Class A(1)	24,003	2,598,805
II-VI, Inc.(1),(2)	21,977	891,387
Jabil, Inc.(1)	169,100	5,793,366
SYNNEX Corp.(1)	58,072	8,133,564

		17,417,122

Energy Equipment & Services 2.7%
ChampionX Corp.(1),(2)	210,934	1,685,363
Helix Energy Solutions Group, Inc.(2)	34,379	82,853
Liberty Oilfield Services, Inc., Class A(2)	50,655	404,733
TechnipFMC PLC(1),(3)	313,671	1,979,264

		4,152,213

Entertainment 10.5%
Activision Blizzard, Inc.(1)	111,092	8,992,897
Live Nation Entertainment, Inc.(2)	149	8,028
Sciplay Corp., Class A(2)	42,275	685,701
Take-Two Interactive Software, Inc.(1),(2)	1,963	324,327
Walt Disney Co. (The)(1),(2)	30,948	3,840,028
Zynga, Inc., Class A(1),(2)	232,927	2,124,294

		15,975,275

Food & Staples Retailing 6.7%
Casey’s General Stores, Inc.(1)	19,987	3,550,690
Costco Wholesale Corp.(1)	5,204	1,847,420
Kroger Co. (The)	11,581	392,712
Sysco Corp.	16,910	1,052,140
US Foods Holding Corp.(2)	22,503	500,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Food & Staples Retailing
Walmart, Inc.(1)	20,258	2,834,297

		10,177,276

Food Products 19.5%
Bunge Ltd.(1),(3)	78,997	3,610,163
Cal-Maine Foods, Inc.(1),(2)	45,562	1,748,214
Hershey Co. (The)(1)	61,545	8,821,860
Lancaster Colony Corp.(1)	2,310	413,028
McCormick & Co., Inc.	2,028	393,635
Mondelez International, Inc., Class A(1)	221,239	12,710,180
Tyson Foods, Inc., Class A(1)	30,820	1,833,174

		29,530,254

Gas Utilities 1.2%
South Jersey Industries, Inc.(1)	38,916	749,911
Spire, Inc.	20,975	1,115,870

		1,865,781

Health Care Equipment & Supplies 4.1%
ABIOMED, Inc.(2)	355	98,356
Boston Scientific Corp.(1),(2)	7,475	285,620
Cardiovascular Systems, Inc.(1),(2)	397	15,622
Danaher Corp.(1)	5,483	1,180,654
DexCom, Inc.(1),(2)	1,619	667,400
Edwards Lifesciences Corp.(1),(2)	8,681	692,917
Envista Holdings Corp.(1),(2)	24,012	592,616
GenMark Diagnostics, Inc.(1),(2)	511	7,256
Glaukos Corp.(1),(2)	10	495
Haemonetics Corp.(1),(2)	2,617	228,333
Hologic, Inc.(1),(2)	2,296	152,615
iRhythm Technologies, Inc.(1),(2)	32	7,620
Outset Medical, Inc.(2)	1,150	57,500
Penumbra, Inc.(2)	170	33,045
Silk Road Medical, Inc.(1),(2)	1,691	113,652
STAAR Surgical Co.(1),(2)	1,112	62,895
Tactile Systems Technology, Inc.(1),(2)	205	7,501
Tandem Diabetes Care, Inc.(1),(2)	1,887	214,175
ViewRay, Inc.(2)	527	1,845
Wright Medical Group N.V.(2),(3)	55,637	1,699,154
Zimmer Biomet Holdings, Inc.(1)	357	48,602

		6,167,873

Health Care Providers & Services 1.1%
1Life Healthcare, Inc.(1),(2)	338	9,586
Centene Corp.(2)	1,673	97,586
Guardant Health, Inc.(1),(2)	676	75,563
Humana, Inc.(1)	3,376	1,397,293
Progyny, Inc.(2)	1,072	31,549

		1,611,577

Health Care Technology 0.0%
Icad, Inc.(2)	3,125	27,531

Hotels, Restaurants & Leisure 18.4%
Bloomin’ Brands, Inc.(1),(2)	104,749	1,599,517
Boyd Gaming Corp.(2)	77,786	2,387,252
Caesars Entertainment, Inc.(1),(2)	24,761	1,388,102
Cracker Barrel Old Country Store, Inc.(1),(2)	2,806	321,736
Darden Restaurants, Inc.(1)	12,381	1,247,262
DraftKings, Inc., Class A(1),(2)	2,813	165,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc.(1),(2)	47,366	993,739
Hilton Worldwide Holdings, Inc.(1)	13,865	1,182,962
Jack in the Box, Inc.(1)	38,509	3,054,149
Las Vegas Sands Corp.(1)	82,014	3,826,773
Marriott Vacations Worldwide Corp.(1),(2)	14,570	1,323,102
McDonald’s Corp.(1)	11,599	2,545,864
Melco Resorts & Entertainment Ltd., ADR(1),(2),(3)	161,063	2,681,699
Norwegian Cruise Line Holdings Ltd.(1),(2),(3)	101,832	1,742,345
Starbucks Corp.(1)	11,379	977,684
Texas Roadhouse, Inc., Class A	7,580	460,788
Wingstop, Inc.(1)	10,128	1,383,991
Wynn Resorts Ltd.(1)	9,191	660,006

		27,942,488

Household Durables 6.0%
DR Horton, Inc.	13,233	1,000,812
Installed Building Products, Inc.(2)	2,669	271,571
KB Home(1)	33,760	1,296,046
Newell Brands, Inc.(1)	104,244	1,788,827
NVR, Inc.(1),(2)	203	828,873
PulteGroup, Inc.(1)	45,376	2,100,455
TopBuild Corp.(1),(2)	5,034	859,253
Whirlpool Corp.	5,214	958,803

		9,104,640

Household Products 8.9%
Colgate-Palmolive Co.(1)	22,764	1,756,242
Energizer Holdings, Inc.(1)	33,820	1,323,715
Procter & Gamble Co. (The)(1)	64,408	8,952,068
Spectrum Brands Holdings, Inc.(1)	25,068	1,432,887

		13,464,912

Independent Power and Renewable Electricity Producers 5.4%
AES Corp. (The)(1)	191,088	3,460,604
Clearway Energy, Inc.	24,353	656,557
NextEra Energy Partners L.P.(1)	25,541	1,531,438
Ormat Technologies, Inc.	11,823	698,858
Vistra Corp.(1)	101,633	1,916,798

		8,264,255

Industrial Conglomerates 1.4%
Honeywell International, Inc.	9,162	1,508,157
Roper Technologies, Inc.	1,521	600,962

		2,109,119

Insurance 2.2%
GoHealth, Inc., Class A(2)	99	1,289
Syncora Holdings Ltd.(3)	56,504	16,245
Willis Towers Watson PLC(1),(3)	16,218	3,386,643

		3,404,177

Interactive Media & Services 3.4%
Facebook, Inc., Class A(1),(2)	1,705	446,540
IAC/InterActiveCorp(1),(2)	18,472	2,212,576
Pinterest, Inc., Class A(1),(2)	4,993	207,259
QuinStreet, Inc.(1),(2)	55,991	886,898
Snap, Inc., Class A(1),(2)	50,175	1,310,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Interactive Media & Services
ZoomInfo Technologies, Inc., Class A(1),(2)	796	34,220

		5,097,562

Internet & Direct Marketing Retail 13.8%
Alibaba Group Holding Ltd., ADR(2),(3)	844	248,119
Altaba, Inc.	148,076	3,339,114
Amazon.com, Inc.(1),(2)	2,809	8,844,783
Booking Holdings, Inc.(1),(2)	1,930	3,301,613
eBay, Inc.(1)	26,411	1,376,013
Expedia Group, Inc.(1)	31,909	2,925,736
MercadoLibre, Inc.(2)	855	925,520

		20,960,898

IT Services 14.2%
Akamai Technologies, Inc.(1),(2)	1,354	149,671
Conduent, Inc.(2)	54,230	172,451
DXC Technology Co.(1)	287,099	5,124,717
Fidelity National Information Services, Inc.	10,412	1,532,751
Global Payments, Inc.(1)	16,920	3,004,654
KBR, Inc.(1)	25,346	566,737
LiveRamp Holdings, Inc.(1),(2)	59,035	3,056,242
Mastercard, Inc., Class A(1)	1,785	603,633
PayPal Holdings, Inc.(1),(2)	13,558	2,671,333
Sabre Corp.(1),(2)	60,840	396,068
Shift4 Payments, Inc., Class A(1),(2)	15,624	755,577
Shopify, Inc., Class A(1),(2),(3)	1,137	1,163,117
Snowflake, Inc., Class A(1),(2)	337	84,587
Square, Inc., Class A(1),(2)	5,046	820,227
Twilio, Inc., Class A(1),(2)	3,174	784,264
Visa, Inc., Class A(1)	3,023	604,509

		21,490,538

Leisure Products 0.2%
Peloton Interactive, Inc., Class A(1),(2)	2,629	260,902

Life Sciences Tools & Services 1.5%
Adaptive Biotechnologies Corp.(1),(2)	49	2,383
Berkeley Lights, Inc.(1),(2)	5,130	391,727
Fluidigm Corp.(1),(2)	39	290
NanoString Technologies, Inc.(1),(2)	739	33,033
Pacific Biosciences of California, Inc.(2)	4,563	45,037
PPD, Inc.(1),(2)	17,794	658,200
QIAGEN N.V.(1),(2),(3)	17,571	918,260
Repligen Corp.(2)	1,890	278,851

		2,327,781

Machinery 10.2%
AGCO Corp.(1)	153	11,363
Caterpillar, Inc.(1)	5,421	808,542
Chart Industries, Inc.(1),(2)	3,398	238,777
Cummins, Inc.(1)	12,014	2,536,876
Dover Corp.(1)	7,841	849,494
Fortive Corp.	6,760	515,180
Illinois Tool Works, Inc.	3,274	632,570
ITT, Inc.(1)	4,829	285,152
Otis Worldwide Corp.(1)	4,891	305,296
PACCAR, Inc.(1)	21,143	1,803,075
Parker-Hannifin Corp.(1)	20,396	4,126,927
Rexnord Corp.(1)	65,284	1,948,075
Terex Corp.(1),(2)	213	4,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Machinery
Timken Co. (The)(1)	24,813	1,345,361

		15,410,812

Media 7.7%
Comcast Corp., Class A(1)	79,618	3,683,129
comScore, Inc.(2)	527,475	1,076,049
Discovery, Inc., Class A(1),(2)	4,578	99,663
DISH Network Corp., Class A(1),(2)	2,943	85,435
Nexstar Media Group, Inc., Class A(1)	43,589	3,919,959
Sinclair Broadcast Group, Inc., Class A(1)	42,225	811,987
TEGNA, Inc.(1)	168,580	1,980,815

		11,657,037

Metals & Mining 6.8%
Barrick Gold Corp.(1),(3)	24,782	696,622
Freeport-McMoRan, Inc.(1)	444,540	6,952,605
Steel Dynamics, Inc.(1)	4,882	139,772
Vale S.A., ADR(3)	235,631	2,492,976

		10,281,975

Multi-Utilities 26.0%
Ameren Corp.(1)	36,493	2,885,866
CenterPoint Energy, Inc.(1)	309,393	5,986,754
CMS Energy Corp.(1)	138,621	8,512,716
Dominion Energy, Inc.(1)	123,370	9,737,594
NiSource, Inc.(1)	118,160	2,599,520
Public Service Enterprise Group, Inc.	93,005	5,106,905
Sempra Energy(1)	39,099	4,627,758

		39,457,113

Multiline Retail 1.4%
Dollar Tree, Inc.(1),(2)	22,677	2,071,317

Oil, Gas & Consumable Fuels 38.6%
Apache Corp.(1)	510,353	4,833,043
Ardmore Shipping Corp.(3)	101,016	359,617
Canadian Natural Resources Ltd.(1),(3)	251,700	4,029,717
CNX Resources Corp.(1),(2)	257,909	2,434,661
Concho Resources, Inc.(1)	114,493	5,051,431
EQT Corp.(1),(2)	380,142	4,915,236
Golar LNG Ltd.(2),(3)	4,456	26,981
Hess Corp.(1)	130,507	5,341,652
HollyFrontier Corp.(1)	51,607	1,017,174
Marathon Petroleum Corp.(1)	2,564	75,228
Matador Resources Co.(1),(2)	568,175	4,693,126
Murphy Oil Corp.(1)	145,208	1,295,255
Noble Energy, Inc.(1)	25,299	216,306
Nordic American Tankers Ltd.(3)	88,389	308,478
Northern Oil and Gas, Inc.(2)	277,365	1,592,075
Ovintiv, Inc.(1)	384,443	3,137,055
Parsley Energy, Inc., Class A(1)	569,134	5,327,094
PDC Energy, Inc.(2)	298,937	3,705,324
Phillips 66(1)	13,592	704,609
Pioneer Natural Resources Co.	58,653	5,043,572
Valero Energy Corp.	35,423	1,534,524
World Fuel Services Corp.(1)	86,643	1,835,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
WPX Energy, Inc.(2)	201,700	988,330

		58,466,453

Paper & Forest Products 0.3%
Louisiana-Pacific Corp.(1)	14,145	417,419

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A(1)	2,029	442,829

Pharmaceuticals 5.3%
Aerie Pharmaceuticals, Inc.(1),(2)	395	4,649
AstraZeneca PLC, ADR(1),(3)	30,617	1,677,812
Axsome Therapeutics, Inc.(1),(2)	2,968	211,470
Bristol-Myers Squibb Co.(1)	43,682	2,633,588
Cara Therapeutics, Inc.(1),(2)	5,233	66,590
Green Thumb Industries, Inc.(1),(2),(3)	134,707	1,745,129
GW Pharmaceuticals PLC, ADR(1),(2),(3)	809	78,756
Horizon Therapeutics PLC(1),(2),(3)	3,924	304,816
Intersect ENT, Inc.(1),(2)	3,717	60,624
Intra-Cellular Therapies, Inc.(1),(2)	456	11,701
Merck & Co., Inc.(1)	8,455	701,342
MyoKardia, Inc.(1),(2)	1,981	270,070
Reata Pharmaceuticals, Inc., Class A(1),(2)	1,467	142,915
Relmada Therapeutics, Inc.(1),(2)	590	22,196
TherapeuticsMD, Inc.(2)	3,148	4,974
Zogenix, Inc.(2)	1,745	31,288

		7,967,920

Professional Services 1.2%
Dun & Bradstreet Holdings, Inc.(1),(2)	62,625	1,606,957
ManpowerGroup, Inc.(1)	2,421	177,532

		1,784,489

Real Estate Investment Trusts 79.0%
Acadia Realty Trust(1),(2)	546,905	5,742,503
Agree Realty Corp.(1)	74,058	4,713,051
Brixmor Property Group, Inc.(1),(2)	224,012	2,618,700
CareTrust REIT, Inc.(1)	386,913	6,885,117
Columbia Property Trust, Inc.(1)	100,708	1,098,724
CyrusOne, Inc.(1)	2,124	148,744
Digital Realty Trust, Inc.(1)	3,996	586,453
Duke Realty Corp.(1)	176,776	6,523,034
Equity LifeStyle Properties, Inc.(1)	29,018	1,778,803
Equity Residential(1)	42,512	2,182,141
Front Yard Residential Corp.(2)	19,511	170,526
Healthcare Realty Trust, Inc.(1)	97,841	2,946,971
Highwoods Properties, Inc.(1)	185,672	6,233,009
Host Hotels & Resorts, Inc.(1)	57,555	621,018
Invitation Homes, Inc.(1)	178,961	5,009,118
Jernigan Capital, Inc.	171,061	2,931,986
Life Storage, Inc.(1)	33,512	3,527,808
Mid-America Apartment Communities, Inc.(1)	44,425	5,151,079
Piedmont Office Realty Trust, Inc., Class A(1)	627,607	8,516,627
Plymouth Industrial REIT, Inc.	188,126	2,321,475
Rexford Industrial Realty, Inc.(1)	39,336	1,800,015
RPT Realty	908,659	4,943,105
Sabra Health Care REIT, Inc.(1)	258,986	3,570,122
Spirit Realty Capital, Inc.(1)	221,086	7,461,653
Sun Communities, Inc.	9,774	1,374,322
UDR, Inc.(1)	189,697	6,186,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Urban Edge Properties(1)	321,708	3,127,002
Ventas, Inc.(1)	82,454	3,459,770
VICI Properties, Inc.(1)	483,213	11,292,688
Welltower, Inc.	111,982	6,169,088
Weyerhaeuser Co.(1),(2)	21,838	622,820

		119,713,491

Road & Rail 22.9%
Canadian National Railway Co.(3)	3,382	360,048
CSX Corp.(1)	2,584	200,699
Heartland Express, Inc.	13,532	251,695
Kansas City Southern(1)	75,737	13,695,522
Knight-Swift Transportation Holdings, Inc.(1)	113,250	4,609,275
Landstar System, Inc.(1)	25,365	3,183,054
Lyft, Inc., Class A(2)	3,309	91,163
Old Dominion Freight Line, Inc.(1)	27,934	5,053,819
Ryder System, Inc.(1)	21,983	928,562
Uber Technologies, Inc.(1),(2)	46,724	1,704,492
Union Pacific Corp.(1)	6,714	1,321,785
Werner Enterprises, Inc.(1)	77,258	3,244,063

		34,644,177

Semiconductors & Semiconductor Equipment 39.5%
Advanced Micro Devices, Inc.(1),(2)	13,825	1,133,512
Ambarella, Inc.(1),(2),(3)	15,016	783,535
ASML Holding N.V.(1),(3)	7,271	2,684,962
Broadcom, Inc.(1)	8,455	3,080,326
Daqo New Energy Corp., ADR(2),(3)	2,469	333,908
Inphi Corp.(2)	8,221	922,807
Lam Research Corp.	3,380	1,121,315
MACOM Technology Solutions Holdings, Inc.(1),(2)	17,371	590,788
Maxim Integrated Products, Inc.(1),(2)	47,353	3,201,536
Micron Technology, Inc.(1),(2)	72,855	3,421,271
NVIDIA Corp.	8,465	4,581,427
NXP Semiconductors N.V.(1),(3)	74,545	9,303,961
ON Semiconductor Corp.(1),(2)	3,128	67,846
QUALCOMM, Inc.(1)	139,940	16,468,139
Skyworks Solutions, Inc.(1)	60,269	8,769,140
Synaptics, Inc.(1),(2)	20,832	1,675,309
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(3)	20,298	1,645,559

		59,785,341

Software 31.2%
2U, Inc.(1),(2)	14,351	485,925
Adobe, Inc.(1),(2)	8,680	4,256,932
Atlassian Corp. PLC, Class A(1),(2),(3)	64	11,635
Avaya Holdings Corp.(1),(2)	391,361	5,948,687
Box, Inc., Class A(1),(2)	5,901	102,441
Cadence Design Systems, Inc.(2)	14,990	1,598,384
Check Point Software Technologies Ltd.(2),(3)	25,380	3,054,229
Cloudera, Inc.(1),(2)	33,820	368,300
Crowdstrike Holdings, Inc., Class A(1),(2)	10,146	1,393,249
DocuSign, Inc.(1),(2)	2,037	438,444
Dynatrace, Inc.(1),(2)	16,920	694,058
Elastic N.V.(1),(2),(3)	2,215	238,976
Everbridge, Inc.(2)	1,083	136,166
FireEye, Inc.(1),(2)	167,013	2,061,776
Manhattan Associates, Inc.(2)	8,617	822,837
Microsoft Corp.(1)	68,365	14,379,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Software
MobileIron, Inc.(2)	12,438	87,190
NortonLifeLock, Inc.	29,877	622,637
Oracle Corp.(1)	14,558	869,113
Palo Alto Networks, Inc.(1),(2)	14,206	3,476,919
Pluralsight, Inc., Class A(1),(2)	270	4,625
PTC, Inc.(1),(2)	535	44,255
RingCentral, Inc., Class A(2)	5,800	1,592,738
salesforce.com, Inc.(1),(2)	9,014	2,265,399
ServiceNow, Inc.(1),(2)	2,614	1,267,790
Tenable Holdings, Inc.(1),(2)	17,255	651,376
Unity Software, Inc.(1),(2)	3,604	314,557
Zendesk, Inc.(1),(2)	423	43,535

		47,231,383

Specialty Retail 7.6%
Aaron’s, Inc.(1)	59,353	3,362,347
Best Buy Co., Inc.	3,594	399,976
Burlington Stores, Inc.(2)	4,059	836,519
Dick’s Sporting Goods, Inc.(1)	3,477	201,249
GameStop Corp., Class A(2)	13,520	137,904
Gap, Inc. (The)	15,057	256,421
GrowGeneration Corp.(2)	3,909	62,466
Home Depot, Inc. (The)	934	259,381
Lowe’s Cos., Inc.(1)	28,238	4,683,555
Tiffany & Co.(1)	5,812	673,320
TJX Cos., Inc. (The)	3,382	188,208
Williams-Sonoma, Inc.(1)	4,263	385,546

		11,446,892

Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.(1)	84,790	9,819,530
Dell Technologies, Class C(1),(2)	10,185	689,423

		10,508,953

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B(1)	13,449	1,688,387

Trading Companies & Distributors 4.0%
AerCap Holdings N.V.(2),(3)	77,316	1,947,590
Beacon Roofing Supply, Inc.(1),(2)	2,651	82,367
GATX Corp.(1)	28,764	1,833,705
United Rentals, Inc.(1),(2)	8,118	1,416,591
WW Grainger, Inc.(1)	2,177	776,688

		6,056,941

Wireless Telecommunication Services 0.4%
NII Holdings, Inc.	174,048	374,203
T-Mobile U.S., Inc.(1),(2)	2,229	254,908

		629,111

Total Common Stocks (Cost $781,367,488)		784,463,291

Exchange-Traded Funds 24.0%
Energy Select Sector SPDR Fund(1)	26,170	783,791
Financial Select Sector SPDR Fund	86,241	2,075,821
Invesco QQQ Trust, Series 1	26,699	7,418,050
iShares 20+ Year Treasury Bond ETF	10,697	1,746,392
iShares MSCI Germany ETF(1)	3,151	91,789
iShares Russell 2000 ETF	11,834	1,772,615
iShares U.S. Home Construction ETF(1)	21,053	1,192,652
ProShares VIX Short-Term Futures ETF(1),(2)	97,812	1,996,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Exchange-Traded Funds
SPDR Gold Shares(1),(2)	20,905	3,702,694
SPDR S&P 500 ETF Trust	21,201	7,100,003
SPDR S&P Homebuilders ETF(1)	12,484	672,638
SPDR S&P Metals & Mining ETF(1)	218,811	5,085,168
SPDR S&P Retail ETF(1)	11,872	589,563
VanEck Vectors Junior Gold Miners ETF(1)	39,634	2,194,138
VanEck Vectors Semiconductor ETF	73	12,717

Total Exchange-Traded Funds (Cost $36,525,363)		36,434,374

Rights 0.2%
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co.(2)	140,118	315,265

Total Rights (Cost $333,895)		315,265

Warrants 0.0%
Churchill Capital Corp. III(2)	32,790	66,400

Total Warrants (Cost $64,283)		66,400

Total Long Investments (Cost $818,291,029)		821,279,330

Securities Sold Short (4)(475.7)%
Common Stocks (339.4)%
Aerospace & Defense (4.8)%
Boeing Co. (The)	14,295	(2,362,392)
General Dynamics Corp.	8,246	(1,141,494)
Hexcel Corp.	8,074	(270,882)
Textron, Inc.	16,439	(593,283)
TransDigm Group, Inc.	6,115	(2,905,359)

		(7,273,410)

Air Freight & Logistics (3.2)%
Atlas Air Worldwide Holdings, Inc.	5,070	(308,763)
C.H. Robinson Worldwide, Inc.	21,983	(2,246,443)
Expeditors International of Washington, Inc.	13,377	(1,210,886)
FedEx Corp.	3,430	(862,713)
United Parcel Service, Inc., Class B	1,308	(217,952)

		(4,846,757)

Airlines (0.9)%
Copa Holdings S.A., Class A(3)	17,309	(871,335)
SkyWest, Inc.	14,213	(424,400)

		(1,295,735)

Auto Components (1.1)%
Autoliv, Inc.	21,932	(1,598,404)

Automobiles (2.1)%
Ferrari N.V.(3)	359	(66,088)
Ford Motor Co.	462,192	(3,078,199)

		(3,144,287)

Beverages (6.2)%
Anheuser-Busch InBev S.A., ADR(3)	92,515	(4,984,708)
Brown-Forman Corp., Class B	26,481	(1,994,549)
Coca-Cola Co. (The)	21,067	(1,040,078)
Molson Coors Beverage Co., Class B	41,326	(1,386,900)

		(9,406,235)

Biotechnology (3.2)%
AbbVie, Inc.	26,464	(2,317,982)
Amgen, Inc.	8,592	(2,183,743)
Denali Therapeutics, Inc.	964	(34,540)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Biotechnology
Moderna, Inc.	3,899	(275,854)

		(4,812,119)

Building Products (1.3)%
Allegion PLC(3)	2,976	(294,356)
Apogee Enterprises, Inc.	406	(8,676)
Armstrong World Industries, Inc.	6,459	(444,444)
JELD-WEN Holding, Inc.	75	(1,695)
Lennox International, Inc.	2,245	(612,010)
Owens Corning	8,798	(605,390)

		(1,966,571)

Capital Markets (5.4)%
BlackRock, Inc.	359	(202,315)
Charles Schwab Corp. (The)	66,433	(2,406,868)
FactSet Research Systems, Inc.	2,198	(736,066)
Morgan Stanley	99,384	(4,805,216)

		(8,150,465)

Chemicals (4.8)%
Albemarle Corp.	30,416	(2,715,540)
Dow, Inc.	5,385	(253,364)
International Flavors & Fragrances, Inc.	13,285	(1,626,748)
LyondellBasell Industries N.V., Class A(3)	73	(5,146)
Olin Corp.	13,528	(167,477)
PPG Industries, Inc.	12,166	(1,485,225)
Sherwin-Williams Co. (The)	1,574	(1,096,669)

		(7,350,169)

Commercial Services & Supplies (0.4)%
Interface, Inc.	157	(961)
Republic Services, Inc.	6,678	(623,391)

		(624,352)

Communications Equipment (1.8)%
Arista Networks, Inc.	2,047	(423,586)
Cisco Systems, Inc.	28,310	(1,115,131)
Nokia Oyj, ADR(3)	319,910	(1,250,848)

		(2,789,565)

Construction Materials (1.8)%
Cemex S.A.B. de C.V., ADR(3)	1,726	(6,559)
Eagle Materials, Inc.	3,512	(303,156)
Martin Marietta Materials, Inc.	1,354	(318,677)
Vulcan Materials Co.	15,592	(2,113,340)

		(2,741,732)

Consumer Finance (0.1)%
Credit Acceptance Corp.	302	(102,269)

Containers & Packaging (1.2)%
Amcor PLC(3)	121,735	(1,345,172)
O-I Glass, Inc.	21,686	(229,655)
Sealed Air Corp.	48	(1,863)
Silgan Holdings, Inc.	6,751	(248,234)

		(1,824,924)

Diversified Telecommunication Services (3.1)%
AT&T, Inc.	31,107	(886,861)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Diversified Telecommunication Services
Verizon Communications, Inc.	62,876	(3,740,493)

		(4,627,354)

Electric Utilities (14.6)%
American Electric Power Co., Inc.	67,820	(5,542,928)
Avangrid, Inc.	113,008	(5,702,384)
Edison International	30,402	(1,545,638)
Exelon Corp.	108,540	(3,881,390)
Hawaiian Electric Industries, Inc.	101,087	(3,360,132)
IDACORP, Inc.	4,822	(385,278)
OGE Energy Corp.	59,150	(1,773,908)

		(22,191,658)

Electrical Equipment (2.8)%
Acuity Brands, Inc.	1,412	(144,518)
Emerson Electric Co.	43,256	(2,836,296)
Hubbell, Inc.	7,232	(989,627)
Sunrun, Inc.	3,783	(291,556)

		(4,261,997)

Electronic Equipment, Instruments & Components (1.0)%
TE Connectivity Ltd.(3)	15,742	(1,538,623)

Energy Equipment & Services (7.6)%
Baker Hughes Co.	177,535	(2,359,440)
Halliburton Co.	157,506	(1,897,947)
Helmerich & Payne, Inc.	128,469	(1,882,071)
Nabors Industries Ltd.(3)	10,265	(250,877)
National Oilwell Varco, Inc.	147,410	(1,335,535)
Patterson-UTI Energy, Inc.	368,638	(1,050,618)
Schlumberger N.V.(3)	134,738	(2,096,523)
Tenaris S.A., ADR(3)	65,536	(645,530)

		(11,518,541)

Entertainment (6.1)%
Electronic Arts, Inc.	28,674	(3,739,376)
Netflix, Inc.	7,116	(3,558,214)
Roku, Inc.	10,715	(2,022,992)

		(9,320,582)

Food Products (19.2)%
Archer-Daniels-Midland Co.	27,293	(1,268,852)
Calavo Growers, Inc.	2,536	(168,061)
Conagra Brands, Inc.	22,781	(813,509)
Flowers Foods, Inc.	179,449	(4,365,994)
General Mills, Inc.	47,909	(2,955,027)
Hormel Foods Corp.	120,150	(5,874,133)
Ingredion, Inc.	19,279	(1,459,035)
JM Smucker Co. (The)	44,883	(5,184,884)
Kellogg Co.	74,841	(4,833,980)
Kraft Heinz Co. (The)	22,447	(672,288)
Lamb Weston Holdings, Inc.	11,110	(736,260)
McCormick & Co., Inc.	3,998	(776,012)

		(29,108,035)

Gas Utilities (2.5)%
Atmos Energy Corp.	22,452	(2,146,187)
New Jersey Resources Corp.	45,161	(1,220,250)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Gas Utilities
ONE Gas, Inc.	5,074	(350,157)

		(3,716,594)

Health Care Equipment & Supplies (2.2)%
Baxter International, Inc.	10,068	(809,669)
Hill-Rom Holdings, Inc.	3,505	(292,702)
Medtronic PLC(3)	10,096	(1,049,176)
Nevro Corp.	1,513	(210,761)
STERIS PLC(3)	5,335	(939,974)

		(3,302,282)

Health Care Providers & Services (7.1)%
Acadia Healthcare Co., Inc.	27,286	(804,391)
Centene Corp.	6,894	(402,127)
Cigna Corp.	540	(91,482)
CVS Health Corp.	8,106	(473,390)
DaVita, Inc.	9,997	(856,243)
HCA Healthcare, Inc.	21,281	(2,653,315)
Molina Healthcare, Inc.	9,147	(1,674,267)
Quest Diagnostics, Inc.	5,073	(580,808)
UnitedHealth Group, Inc.	10,307	(3,213,413)

		(10,749,436)

Health Care Technology (1.4)%
Cerner Corp.	24,510	(1,771,828)
Teladoc Health, Inc.	1,262	(276,681)

		(2,048,509)

Hotels, Restaurants & Leisure (11.3)%
Aramark	1,904	(50,361)
Carnival Corp.(3)	3,628	(55,073)
Cheesecake Factory, Inc. (The)	8,455	(234,542)
Chipotle Mexican Grill, Inc.	590	(733,789)
Domino’s Pizza, Inc.	3,243	(1,379,183)
Dunkin’ Brands Group, Inc.	7,580	(620,878)
Hyatt Hotels Corp., Class A	35,439	(1,891,379)
Marriott International, Inc., Class A	16,315	(1,510,443)
MGM Resorts International	82,826	(1,801,465)
Papa John’s International, Inc.	19,751	(1,625,112)
Planet Fitness, Inc., Class A	292	(17,993)
Red Rock Resorts, Inc., Class A	30,420	(520,182)
Royal Caribbean Cruises Ltd.(3)	5,067	(327,987)
Vail Resorts, Inc.	14,599	(3,123,748)
Wyndham Destinations, Inc.	21,957	(675,397)
Wyndham Hotels & Resorts, Inc.	51,075	(2,579,288)

		(17,146,820)

Household Durables (1.4)%
Leggett & Platt, Inc.	2,975	(122,481)
Lennar Corp., Class A	4,551	(371,726)
Mohawk Industries, Inc.	1,217	(118,767)
Toll Brothers, Inc.	30,611	(1,489,531)

		(2,102,505)

Household Products (13.0)%
Church & Dwight Co., Inc.	51,894	(4,862,987)
Clorox Co. (The)	19,625	(4,124,586)
Colgate-Palmolive Co.	1,961	(151,291)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Household Products
Kimberly-Clark Corp.	71,386	(10,540,857)

		(19,679,721)

Industrial Conglomerates (6.2)%
3M Co.	30,425	(4,873,476)
General Electric Co.	38,824	(241,874)
Honeywell International, Inc.	17,372	(2,859,605)
Roper Technologies, Inc.	3,595	(1,420,420)

		(9,395,375)

Insurance (2.4)%
Aon PLC, Class A(3)	17,512	(3,612,726)

Interactive Media & Services (2.8)%
Alphabet, Inc., Class A	1,766	(2,588,250)
Twitter, Inc.	37,092	(1,650,594)

		(4,238,844)

Internet & Direct Marketing Retail (2.6)%
Chewy, Inc., Class A	12,420	(680,989)
eBay, Inc.	27,588	(1,437,335)
Overstock.com, Inc.	7,474	(542,986)
Wayfair, Inc., Class A	4,510	(1,312,455)

		(3,973,765)

IT Services (8.0)%
Accenture PLC, Class A(3)	2,442	(551,868)
Automatic Data Processing, Inc.	19,079	(2,661,330)
International Business Machines Corp.	43,947	(5,347,031)
Okta, Inc.	16,406	(3,508,423)

		(12,068,652)

Leisure Products (0.6)%
Brunswick Corp.	14,231	(838,348)

Life Sciences Tools & Services (2.6)%
Thermo Fisher Scientific, Inc.	9,079	(4,008,560)

Machinery (6.0)%
Allison Transmission Holdings, Inc.	2,286	(80,330)
Deere & Co.	7,353	(1,629,645)
Donaldson Co., Inc.	25	(1,161)
Flowserve Corp.	12,672	(345,819)
Fortive Corp.	16,065	(1,224,314)
IDEX Corp.	2,557	(466,422)
Ingersoll Rand, Inc.	45,132	(1,606,699)
Kennametal, Inc.	8,486	(245,585)
Lincoln Electric Holdings, Inc.	7,027	(646,765)
Oshkosh Corp.	11,263	(827,831)
Pentair PLC(3)	6,545	(299,565)
Terex Corp.	6,764	(130,951)
Westinghouse Air Brake Technologies Corp.	1,148	(71,038)
Xylem, Inc.	18,579	(1,562,865)

		(9,138,990)

Marine (0.0)%
Golden Ocean Group Ltd.(3)	4,335	(16,560)
Star Bulk Carriers Corp.(3)	7,018	(48,354)

		(64,914)

Media (1.8)%
Fox Corp., Class A	7,779	(216,490)
Interpublic Group of Cos., Inc. (The)	5,892	(98,220)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Media
Meredith Corp.	5,073	(66,558)
MSG Networks, Inc., Class A	12,942	(123,855)
National CineMedia, Inc.	2,588	(7,026)
Omnicom Group, Inc.	20,015	(990,742)
ViacomCBS, Inc., Class B	45,580	(1,276,696)

		(2,779,587)

Metals & Mining (0.1)%
Allegheny Technologies, Inc.	16,928	(147,612)

Multi-Utilities (12.1)%
Avista Corp.	50,856	(1,735,207)
Consolidated Edison, Inc.	48,182	(3,748,560)
National Grid PLC, ADR(3)	118,395	(6,842,047)
NorthWestern Corp.	16,890	(821,529)
WEC Energy Group, Inc.	54,234	(5,255,275)

		(18,402,618)

Multiline Retail (2.6)%
Dollar General Corp.	5,030	(1,054,388)
Target Corp.	18,545	(2,919,354)

		(3,973,742)

Oil, Gas & Consumable Fuels (32.9)%
Antero Resources Corp.	226,592	(623,128)
BP PLC, ADR(3)	170,435	(2,975,795)
Cabot Oil & Gas Corp.	218,205	(3,788,039)
Callon Petroleum Co.	15,519	(74,802)
Centennial Resource Development, Inc., Class A	161,658	(97,383)
Chevron Corp.	51,197	(3,686,184)
Cimarex Energy Co.	114,330	(2,781,649)
Comstock Resources, Inc.	67,640	(296,263)
ConocoPhillips	154,372	(5,069,576)
Continental Resources, Inc.	254,050	(3,119,734)
Devon Energy Corp.	425,944	(4,029,430)
Diamondback Energy, Inc.	112,764	(3,396,452)
EOG Resources, Inc.	95,199	(3,421,452)
Euronav N.V.(3)	15,438	(136,318)
Exxon Mobil Corp.	159,303	(5,468,872)
Marathon Oil Corp.	968,984	(3,963,145)
Occidental Petroleum Corp.	263,896	(2,641,599)
Range Resources Corp.	205,562	(1,360,820)
Royal Dutch Shell PLC, Class A, ADR(3)	24,791	(623,989)
SM Energy Co.	444,603	(706,919)
Southwestern Energy Co.	333,450	(783,607)
TOTAL S.E., ADR(3)	25,137	(862,199)

		(49,907,355)

Pharmaceuticals (3.4)%
Eli Lilly & Co.	26,285	(3,890,706)
GlaxoSmithKline PLC, ADR(3)	3,382	(127,298)
Novartis AG, ADR(3)	6,760	(587,850)
Pfizer, Inc.	15,406	(565,400)
Royalty Pharma PLC, Class A(3)	676	(28,439)

		(5,199,693)

Professional Services (0.6)%
Nielsen Holdings PLC(3)	66,901	(948,656)

Real Estate Investment Trusts (78.0)%
American Homes 4 Rent, Class A	190,085	(5,413,621)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
American Tower Corp.	1,192	(288,142)
AvalonBay Communities, Inc.	47,273	(7,059,750)
Boston Properties, Inc.	13,311	(1,068,873)
Brandywine Realty Trust	405,027	(4,187,979)
Camden Property Trust	25,139	(2,236,868)
Cousins Properties, Inc.	87,658	(2,506,142)
Douglas Emmett, Inc.	55,977	(1,405,023)
Essential Properties Realty Trust, Inc.	217,978	(3,993,357)
Essex Property Trust, Inc.	22,697	(4,557,331)
Extra Space Storage, Inc.	36,954	(3,953,708)
Federal Realty Investment Trust	46,343	(3,403,430)
Gaming and Leisure Properties, Inc.	205,730	(7,597,609)
Healthpeak Properties, Inc.	108,550	(2,947,133)
Hudson Pacific Properties, Inc.	81,797	(1,793,808)
Kite Realty Group Trust	611,004	(7,075,426)
LTC Properties, Inc.	82,144	(2,863,540)
Medical Properties Trust, Inc.	169,755	(2,992,781)
National Health Investors, Inc.	49,053	(2,956,424)
Omega Healthcare Investors, Inc.	123,526	(3,698,368)
Park Hotels & Resorts, Inc.	84,400	(843,156)
Pebblebrook Hotel Trust	101,400	(1,270,542)
Physicians Realty Trust	341,591	(6,117,895)
Prologis, Inc.	64,902	(6,530,439)
Realty Income Corp.	82,119	(4,988,729)
Regency Centers Corp.	56,964	(2,165,771)
Retail Properties of America, Inc., Class A	345,729	(2,008,686)
SITE Centers Corp.	315,183	(2,269,318)
SL Green Realty Corp.	52,690	(2,443,235)
STORE Capital Corp.	279,892	(7,677,438)
Tanger Factory Outlet Centers, Inc.	325,828	(1,964,743)
Terreno Realty Corp.	33,177	(1,816,773)
Vornado Realty Trust	142,964	(4,819,316)
Washington Real Estate Investment Trust	62,317	(1,254,441)

		(118,169,795)

Real Estate Management & Development (0.1)%
Realogy Holdings Corp.	21,957	(207,274)

Road & Rail (9.0)%
ArcBest Corp.	82,911	(2,575,216)
Canadian National Railway Co.(3)	354	(37,687)
Canadian Pacific Railway Ltd.(3)	6,764	(2,059,164)
Covenant Logistics Group, Inc.	36,105	(631,476)
CSX Corp.	17,219	(1,337,400)
JB Hunt Transport Services, Inc.	11,860	(1,498,867)
Norfolk Southern Corp.	5,331	(1,140,781)
Saia, Inc.	6,486	(818,144)
Schneider National, Inc., Class B	132,222	(3,269,850)
TFI International, Inc.(3)	5,073	(212,203)
Uber Technologies, Inc.	2,225	(81,168)

		(13,661,956)

Semiconductors & Semiconductor Equipment (16.3)%
Analog Devices, Inc.	29,633	(3,459,356)
Applied Materials, Inc.	3,440	(204,508)
Intel Corp.	14,074	(728,752)
Lam Research Corp.	904	(299,902)
Microchip Technology, Inc.	5,076	(521,610)
STMicroelectronics N.V.(3)	33,390	(1,024,739)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Teradyne, Inc.	76,083	(6,045,555)
Texas Instruments, Inc.	40,205	(5,740,872)
Xilinx, Inc.	63,513	(6,620,595)

		(24,645,889)

Software (12.0)%
Appian Corp.	2,532	(163,947)
Autodesk, Inc.	134	(30,955)
Blackline, Inc.	2,629	(235,637)
Ceridian HCM Holding, Inc.	995	(82,237)
Citrix Systems, Inc.	30,134	(4,149,753)
CyberArk Software Ltd.(3)	984	(101,765)
Fortinet, Inc.	14,182	(1,670,782)
Intuit, Inc.	5,384	(1,756,315)
PagerDuty, Inc.	93,580	(2,536,954)
Palantir Technologies, Inc., Class A	9,076	(86,222)
Paycom Software, Inc.	131	(40,780)
Paylocity Holding Corp.	1,014	(163,680)
SAP SE, ADR(3)	15,026	(2,341,201)
Slack Technologies, Inc., Class A	16,920	(454,471)
SolarWinds Corp.	479	(9,743)
Splunk, Inc.	3,382	(636,256)
Trade Desk, Inc. (The), Class A	5,701	(2,957,565)
Workday, Inc., Class A	480	(103,262)
Zoom Video Communications, Inc., Class A	1,281	(602,211)

		(18,123,736)

Specialty Retail (1.4)%
Carvana Co.	225	(50,188)
Foot Locker, Inc.	32,129	(1,061,221)
TJX Cos., Inc. (The)	5,423	(301,790)
Tractor Supply Co.	888	(127,286)
Ulta Beauty, Inc.	2,367	(530,161)

		(2,070,646)

Technology Hardware, Storage & Peripherals (3.1)%
Hewlett Packard Enterprise Co.	141,021	(1,321,367)
NetApp, Inc.	50,771	(2,225,800)
Seagate Technology PLC(3)	23,936	(1,179,327)

		(4,726,494)

Trading Companies & Distributors (2.6)%
Air Lease Corp.	91,652	(2,696,402)
Fastenal Co.	10,105	(455,634)
HD Supply Holdings, Inc.	2,538	(104,667)
MSC Industrial Direct Co., Inc., Class A	3,561	(225,340)
Watsco, Inc.	1,604	(373,556)
WESCO International, Inc.	481	(21,174)

		(3,876,773)

Water Utilities (0.1)%
American Water Works Co., Inc.	1,173	(169,944)

Wireless Telecommunication Services (0.5)%
T-Mobile U.S., Inc.	6,588	(753,404)

Total Common Stocks (Proceeds $529,153,319)		(514,344,999)

Exchange-Traded Funds (136.3)%
Communication Services Select Sector SPDR Fund	67,577	(4,014,074)
Consumer Discretionary Select Sector SPDR Fund	15,966	(2,346,683)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

Investments	Shares	Value
Exchange-Traded Funds
Consumer Staples Select Sector SPDR Fund	102,283	(6,556,340)
ETFMG Prime Cyber Security ETF	59,178	(2,754,144)
Financial Select Sector SPDR Fund	128,611	(3,095,667)
Health Care Select Sector SPDR Fund	39,373	(4,153,064)
Industrial Select Sector SPDR Fund	107,510	(8,276,120)
Invesco QQQ Trust, Series 1	95,622	(26,567,616)
Invesco S&P 500 Low Volatility ETF	9,348	(501,427)
iShares 20+ Year Treasury Bond ETF	44	(7,183)
iShares China Large-Cap ETF	70,418	(2,957,556)
iShares Expanded Tech-Software Sector ETF	51,914	(16,151,484)
iShares MSCI Emerging Markets ETF	3,511	(154,800)
iShares MSCI India ETF	4,936	(167,133)
iShares Nasdaq Biotechnology ETF	13,568	(1,837,243)
iShares Russell 2000 ETF	160,642	(24,062,565)
iShares Russell 2000 Value ETF	23,713	(2,355,412)
iShares S&P 500 Value ETF	5,091	(572,483)
iShares Transportation Average ETF	11,382	(2,264,221)
iShares U.S. Real Estate ETF	79,833	(6,373,867)
iShares U.S. Technology ETF	62,567	(18,837,047)
Materials Select Sector SPDR Fund	9,193	(585,042)
SPDR S&P 500 ETF Trust	93,041	(31,158,500)
SPDR S&P Biotech ETF	22,055	(2,457,589)
SPDR S&P Retail ETF	1,402	(69,623)
SPDR S&P Semiconductor ETF	54,585	(6,862,972)
United States Oil Fund L.P.	42,647	(1,206,484)
Utilities Select Sector SPDR Fund	282,333	(16,764,934)
VanEck Vectors Semiconductor ETF	54,506	(9,494,945)
Vanguard Real Estate ETF	50,594	(3,994,902)

Total Exchange-Traded Funds (Proceeds $201,097,039)		(206,601,120)

Total Securities Sold Short (Proceeds $730,250,358)		(720,946,119)

Total Investments, net of securities sold short (Cost $88,040,671) 66.2%		100,333,211
Other assets, less liabilities 33.8%		51,195,660

Net Assets 100.0%		$151,528,871

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of September 30, 2020, is $532,761,598.
(2)	Non-income producing.
(3)	Foreign security.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2020

At September 30, 2020, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	7,358,000	9,477,191	10/30/20	$28,153	$—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	1,496,000	1,746,533	10/30/20	8,315	—
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	405,000	440,667	10/30/20	324	—
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	136,000	147,717	10/30/20	368	—
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	114,000	146,562	10/30/20	708	—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	18,000	21,140	10/30/20	—	(25)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	156,000	182,851	10/30/20	—	(141)
Total Forward Currency Exchange Contracts						$37,868	$(166)
Net unrealized appreciation (depreciation)							$37,702
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

September 30, 2020 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses

The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The deposit at broker for shorts on the Statement of Assets and

Notes to Schedule of Investments

September 30, 2020 (unaudited)

Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Notes to Schedule of Investments

September 30, 2020 (unaudited)

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$780,743,817	$3,719,474	$—	$784,463,291
Exchange-Traded Funds	36,434,374	—	—	36,434,374
Rights	315,265	—	—	315,265
Warrants	—	66,400	—	66,400

Total Investments in Securities	817,493,456	3,785,874	—	821,279,330
Derivative Contracts:
Forward Exchange Contracts(2)	—	37,868	—	37,868

Total	$817,493,456	$3,823,742	$—	$821,317,198

Liabilities:
Securities Sold Short:
Common Stocks(1)	$(514,344,999)	$—	$—	$(514,344,999)
Exchange-Traded Funds	(206,601,120)	—	—	(206,601,120)

Total Securities Sold Short	(720,946,119)	—	—	(720,946,119)

Derivative Contracts:
Forward Exchange Contracts(2)	—	(166)	—	(166)

Total	$(720,946,119)	$(166)	$—	$(720,946,285)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

The average notional value of forward currency exchange contracts purchased and sold for the period ended September 30, 2020 was 14,402,833 and 15,785,930, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Notes to Schedule of Investments

September 30, 2020 (unaudited)

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also now pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Adviser agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

Notes to Schedule of Investments

September 30, 2020 (unaudited)

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the Loans outstanding are included in the NAV of the Fund.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2020 through September 30, 2020.

As of September 30, 2020, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset (a Bermuda based, reinsurance company) in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount (Maturities ranging from June 23, 2020 to March 27, 2025)

	$268,339,134 (principal) and $583,915 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the fiscal period ended September 30, 2020, the Fund made additional loans with a principal balance of $67,000,000 to the sole shareholder.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

From October 1, 2020 through October 29, 2020, the Fund had two additional subscriptions totaling $75,000,000.